Balance Sheet Components - Other Non-current Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
Other Liabilities Disclosure [Abstract]
Deferred rent		$ 1,476	$ 1,760
Other non-current liabilities		645	367
Total other non-current liabilities	$ 2,047	$ 2,121	$ 2,127